Financial and capital management - Details on Outstanding Foreign Currency Forward Contracts and Cross Currency Basis Swaps (Details) ₱ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedged items [line items]
Early debt redemption costs	$ (18)	$ (53)
Net gains (losses) on change in fair value of derivatives	(53)	278
Preferred shares
Disclosure of detailed information about hedged items [line items]
Value of shares	$ 3,870	4,003
Currency risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	10.00%		10.00%	10.00%
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income	$ 4
Currency risk | Maturing in 2023 | Cash flow hedges | Loans | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount			$ 1,178
Currency risk | Maturing in 2023 | Cash flow hedges | Loans | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount	1,607
Currency risk | Maturing in 2023 | Cash flow hedges | Commercial paper | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount			632
Currency risk | Maturing in 2023 | Cash flow hedges | Commercial paper | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount	852
Currency risk | Maturing in 2023 | Cash flow hedges | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount			796
Currency risk | Maturing in 2023 | Cash flow hedges | Anticipated Transactions | Amount to receive | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount			156
Currency risk | Maturing in 2023 | Cash flow hedges | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount	989
Currency risk | Maturing in 2023 | Cash flow hedges | Anticipated Transactions | Amount to pay | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	196
Currency risk | Maturing in 2023 | Cash flow hedges | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱				₱ 2,147
Currency risk | Maturing in 2023 | Cash flow hedges | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount	50
Currency risk | Maturing in 2023 | Economic | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount			225
Currency risk | Maturing in 2023 | Economic | Anticipated Transactions | Amount to receive | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount			156
Currency risk | Maturing in 2023 | Economic | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount	156
Currency risk | Maturing in 2023 | Economic | Anticipated Transactions | Amount to pay | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount	196
Currency risk | Maturing in 2024 | Cash flow hedges | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount			643
Currency risk | Maturing in 2024 | Cash flow hedges | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount	810
Currency risk | Maturing in 2024 | Economic | Anticipated Transactions | Amount to receive | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	225		156
Currency risk | Maturing in 2024 | Economic | Anticipated Transactions | Amount to receive | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount			120
Currency risk | Maturing in 2024 | Economic | Anticipated Transactions | Amount to pay | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount	195		$ 156
Currency risk | Maturing in 2024 | Economic | Anticipated Transactions | Amount to pay | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 153
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	1.00%		1.00%	1.00%
Interest rate risk | Preferred shares
Disclosure of detailed information about hedged items [line items]
Value of shares		582
Equity price risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives	$ (53)	278
Percentage of possible change in risk variable	5.00%		5.00%	5.00%
Reasonably possible change in risk variable impact on net earnings	$ 33
Top of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	10
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income	114
Top of range | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	23
Bottom of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	(17)
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income	(105)
Bottom of range | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	(24)
Interest rate swap contract | Currency risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	954	4,511	$ 750		$ 3,500
Interest rate swap contract | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	500	748			$ 600
Early debt redemption costs	7
Financial instruments designated as hedging instruments, at fair value	14
Interest rate swap contract | Interest rate risk | Series M-53 MTN debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	1,000
Proceeds from sale of financial assets	9
Interest rate swap contract | Interest rate risk | Maturing in 2023
Disclosure of detailed information about hedged items [line items]
Notional amount	638
Financial liabilities, at fair value	33
Interest rate swap contract | Interest rate risk | Maturing in 2027 | Series M-53 MTN debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	500
Currency Basis Rate Swap Contract
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	$ 9
Currency Basis Rate Swap Contract | Cross currency basis swap rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	0.10%		0.10%	0.10%
Forward contract | Equity price risk
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	$ 48	130
Interest Rate Options | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives	1	15
Interest Rate Options | Interest rate risk | Dividend rate reset of preference shares
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	$ 1	2
Swap contract | Currency risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 127